Annual Operating Expenses {- Fidelity Investment Grade Securitized ETF} - 10.31 Fidelity Investment Grade Bond & Securitized ETFs Combo PRO-02 - Fidelity Investment Grade Securitized ETF - Fidelity Investment Grade Securitized ETF
	Dec. 30, 2021
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.36%

[1]	(a)Based on estimated amounts for the current fiscal year.